Financial instruments - fair values and risk management - Financial liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Financial liabilities	$ 35,777	$ 28,507	$ 18,374
Loans from shareholders
Disclosure of financial liabilities [line items]
Financial liabilities			49
Lease liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	2,421	1,934	1,111
Trade and Other Payables
Disclosure of financial liabilities [line items]
Financial liabilities	33,356	26,573	17,214
Financial liabilities not measured at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	35,777	28,507	18,374
Financial liabilities not measured at fair value | Loans from shareholders
Disclosure of financial liabilities [line items]
Financial liabilities			49
Financial liabilities not measured at fair value | Lease liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	2,421	1,934	1,111
Financial liabilities not measured at fair value | Trade and Other Payables
Disclosure of financial liabilities [line items]
Financial liabilities	33,356	26,573	$ 17,214
Financial liabilities measured at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	46,329	22,029
Financial liabilities measured at fair value | Put option liability
Disclosure of financial liabilities [line items]
Financial liabilities	14,141
Financial liabilities measured at fair value | Founders earn-out liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	5,046
Financial liabilities measured at fair value | Sellers earn-out liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	12,522
Financial liabilities measured at fair value | Share Warrant Obligations
Disclosure of financial liabilities [line items]
Financial liabilities	$ 14,620	$ 22,029